Annual Operating Expenses - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2010 Fund - Fidelity Advisor Freedom 2010 Fund - Class Z6	May 30, 2024
Operating Expenses:
Management fee	0.25%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.25%	[1]

[1]	A Adjusted to reflect current fees.